Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 886,519	$ 880,791
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	20,172	16,539
Changes in assets and liabilities:
Other assets	1,875	(7,031)
Incentive management fee payable to General Partners	16,134	(25,852)
Property management fees payable	1,100	(143)
Customer deposits and other liabilities	1,349	(189)
Net cash provided by operating activities	927,149	864,115
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(24,231)	(26,720)
Net cash used in investing activities	(24,231)	(26,720)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(889,874)	(859,056)
Net cash used in financing activities	(889,874)	(859,056)
NET DECREASE IN CASH AND CASH EQUIVALENTS	13,044	(21,661)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	654,699	676,360
CASH AND CASH EQUIVALENTS AT END OF PERIOD	667,743	654,699
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	209,938	209,938